Operating Cost and Expenses	3 Months Ended
Mar. 31, 2023
Operating Cost And Expenses Abstract
OPERATING COST AND EXPENSES

NOTE 13 — OPERATING COST AND EXPENSES

Commission expense

Pursuant to the terms of respective contracts, commission expense represents certain premiums from insurance or investment products paid to agents. Commission rates vary by market due to local practice, competition, and regulations. The Company charged commission expense on a systematic basis that is consistent with the revenue recognition.

During the three months ended March 31, 2023 and 2022, the Company recorded $7,295,492 and $701,042 commission expenses, respectively.

Other General and Administrative Expenses

The Company incurred different types of expenditures under other general and administrative expenses. They primarily consist of depreciation of property and equipment, legal and professional fees and management fee expenses which are allocated for certain corporate office expenses.

During the three months ended March 31, 2023 and 2022, the Company recorded $9,605,190 and $2,004,979 other general and administrative expenses, respectively.